4. ACQUISITION OF 42WEST (Details 2) - Dolphin Digital Media, Inc - USD ($)	6 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues	$ 5,222,422
Net income (loss)	$ 5,678,194
Revenues		$ 4,925,286
Net income (loss)		$ (2,906,009)